Financial expenses - Schedule of financial expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt, net of capitalized interest	$ 67,205,000	$ 91,696,000	$ 158,286,000
Amortization of deferred financing fees	6,986,000	9,236,000	7,292,000
Loss on extinguishment of debt and write-off of deferred financing fees	5,899,000	8,525,000	16,525,000
Accretion of premiums and discounts on debt	41,000	82,000	1,128,000
Total financial expenses	80,131,000	109,539,000	183,231,000
Average borrowings	900,000,000	1,200,000,000	1,900,000,000
Interest eligible to be capitalized	0	0
Interest costs capitalised	0	0	0
Borrowing refinanced
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	4,500,000	6,200,000	4,300,000
Debt extinguishment costs	1,300,000	$ 2,300,000	10,200,000
Write-offs of the premium and discounts related to the refinancing of existing	$ 100,000		2,700,000
Accelerated effective interest			800,000
Gains (losses) arising from sale and leaseback transactions			$ 1,500,000